Debt Securities Held-to-maturity - Credit quality indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt securities held to maturity credit quality indicator
Held to maturity securities	$ 79,461	$ 92,621
Obligations of Puerto Rico, States and political subdivisions
Debt securities held to maturity credit quality indicator
Held to maturity securities	73,476	81,029
Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Debt securities held to maturity credit quality indicator
Held to maturity securities	30,145	35,315
Watch | Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Debt securities held to maturity credit quality indicator
Held to maturity securities	16,345	35,315
Pass | Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Debt securities held to maturity credit quality indicator
Held to maturity securities	$ 13,800	$ 0